Segmental Analyses - Disclosure of Geographical Information of External Revenue (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue	[1]	£ 27,655	£ 25,684	£ 25,776
Intangible assets		129,075	115,625	115,343
Property, plant and equipment		4,867	4,953	5,060
Investments in associates and joint ventures		2,020	1,948
United Kingdom
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue		228	209	188
Intangible assets		529	481
Property, plant and equipment		215	339
Investments in associates and joint ventures		0	8
All foreign countries
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue		27,427	25,475	£ 25,588
Intangible assets		128,546	115,144
Property, plant and equipment		4,652	4,614
Investments in associates and joint ventures		£ 2,020	£ 1,940

[1]	Revenue is net of duty, excise and other taxes of £38,527 million, £38,595 million and £39,172 million for the years ended 31 December 2022, 2021 and 2020, respectively.